CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net income (loss)	$ (13,845)	$ 20,983,590	$ 15,849,072
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Investment income earned on investments held in Trust Account	0	(13,097,713)	(284,779)
Offering costs associated with warrants recorded as liabilities	0	0	1,677,518
Change in fair value of warrant liabilities	0	(15,228,589)	(23,703,427)
Excess of fair value over cost on sale of Private Placement Warrants	0	0	2,146,129
Changes in operating assets and liabilities
Prepaid expenses	0	478,806	(536,382)
Accrued expenses	0	4,638,357	3,391,416
Accrued expenses - related party	0	14,021	46,900
Payment of formation costs through issuance of Class B ordinary shares	13,845	0
Net cash used in operating activities	0	(2,211,528)	(1,413,553)
Cash flows from investing activities:
Cash deposited in Trust Account	0	0	(1,000,000,000)
Net cash provided by investing activities	0	0	(1,000,000,000)
Cash flows from financing activities:
Proceeds received from working capital loan	0	1,500,000
Proceeds received from initial public offering, gross	0	0	1,000,000,000
Proceeds received from sale of Private Placement Warrants	0	0	23,000,000
Payment of underwriter commissions	0	0	(20,000,000)
Payment of offering costs	0	0	(836,937)
Net cash (used in) provided by financing activities	0	1,500,000	1,002,163,063
Net change in cash	0	(711,528)	749,510
Cash - beginning of period	0	749,510	0
Cash - end of period	0	37,982	749,510
Supplemental disclosure of non-cash activities
Deferred offering costs included in accrued offering costs	364,935	0
Formation and offering costs paid by Sponsor in exchange for issuance of Class B ordinary shares	25,000	0
Deferred offering costs paid by the Sponsor through promissory note	147,385	0
Accrued offering costs	0	0	85,000
Deferred underwriter's commissions in connection with the initial public offering	$ 0	$ 0	$ 35,000,000